Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 20, 2017
Supplement [Text Block]	ivyf4_SupplementTextBlock	Ivy Funds

Supplement dated July 28, 2017 to the
Ivy ProShares Index Funds Prospectus
dated April 20, 2017

The following replaces in its entirety the second footnote following the table under the “Fees and Expenses” section on pages 3, 7, 11, 17 and 22:

With limited exceptions, for Class A shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf4_SupplementTextBlock	Ivy Funds

Supplement dated July 28, 2017 to the
Ivy ProShares Index Funds Prospectus
dated April 20, 2017

The following replaces in its entirety the second footnote following the table under the “Fees and Expenses” section on pages 3, 7, 11, 17 and 22:

With limited exceptions, for Class A shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.
Ivy ProShares Russell 2000 Dividend Growers Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf4_SupplementTextBlock	Ivy Funds

Supplement dated July 28, 2017 to the
Ivy ProShares Index Funds Prospectus
dated April 20, 2017

The following replaces in its entirety the second footnote following the table under the “Fees and Expenses” section on pages 3, 7, 11, 17 and 22:

With limited exceptions, for Class A shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.
Ivy ProShares Interest Rate Hedged High Yield Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf4_SupplementTextBlock	Ivy Funds

Supplement dated July 28, 2017 to the
Ivy ProShares Index Funds Prospectus
dated April 20, 2017

The following replaces in its entirety the second footnote following the table under the “Fees and Expenses” section on pages 3, 7, 11, 17 and 22:

With limited exceptions, for Class A shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.
Ivy ProShares S&P 500 Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf4_SupplementTextBlock	Ivy Funds

Supplement dated July 28, 2017 to the
Ivy ProShares Index Funds Prospectus
dated April 20, 2017

The following replaces in its entirety the second footnote following the table under the “Fees and Expenses” section on pages 3, 7, 11, 17 and 22:

With limited exceptions, for Class A shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.
Ivy ProShares MSCI ACWI Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf4_SupplementTextBlock	Ivy Funds

Supplement dated July 28, 2017 to the
Ivy ProShares Index Funds Prospectus
dated April 20, 2017

The following replaces in its entirety the second footnote following the table under the “Fees and Expenses” section on pages 3, 7, 11, 17 and 22:

With limited exceptions, for Class A shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.